Gripman Absolute Value Balanced Fund
SUMMARY SECTION
Investment Objectives
The investment objectives of the Gripman Absolute Value Balanced Fund (the "Fund") are regular income, conservation of principal, and long-term growth of principal and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gripman Absolute Value Balanced Fund Gripman Absolute Value Balanced Fund Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$ 20.00
Overnight check delivery fee	25.00
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Gripman Absolute Value Balanced Fund Gripman Absolute Value Balanced Fund Shares
Management fees	0.74%
Distribution (Rule 12b-1) fees	0.25%
Other expenses (includes shareholder service fees of up to 0.15%)	0.86%	[1]
Total annual fund operating expenses	1.85%
Fees waived and/or expenses reimbursed	(0.60%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25%
[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until November 1, 2016, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Gripman Absolute Value Balanced Fund | Gripman Absolute Value Balanced Fund Shares | USD ($)	127	523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

In seeking to achieve its investment objectives, the Fund employs a value-based approach by investing in both debt and equity securities. Under normal circumstances, the Fund will invest 60% to 75% of its total net assets in debt securities and 25% to 40% of its total net assets in equity securities. The Fund will not change this investment policy unless it gives shareholders at least 60 days' written notice.

Debt securities in which the Fund invests may include securities of domestic and foreign (including emerging market) companies, governments, and government-related agencies. Although Gripman Investment Advisors, LLC (the "Advisor"), the Fund's investment advisor, typically focuses on investment grade debt securities with maturities of up to 7 years, the Fund also may also invest up to 10% of its net assets in below-investment grade securities with maturities of up to 7 years and up to 10% of its net assets in distressed bonds. Investment grade securities are those rated in the Baa3 or higher categories by Moody's Investors Service, Inc. ("Moody's"), or in the BBB- or higher categories by Standard & Poor's, a division of McGraw Hill Companies Inc. ("S&P"), or Fitch Ratings Ltd. ("Fitch") or, if unrated by S&P, Moody's or Fitch, determined by the Advisor to be of comparable credit quality. Below-investment grade securities, commonly referred to as "junk bonds" or "high yield securities," are securities rated below investment grade by at least one of Moody's, S&P or Fitch (or, if unrated, determined by the Advisor to be of comparable credit quality). Distressed bonds are securities of issuers that are or may become involved in reorganizations, financial restructurings, or bankruptcy. The Fund also may invest in mortgage-backed securities and, in certain instances, may engage in short selling.

In addition, the Fund will invest in publicly-traded common stock of U.S. companies with market capitalizations of $1 billion or greater. In making its equity selections, the Advisor generally focuses on value oriented, high-quality companies. The Advisor defines high-quality companies as those that appear to have the operational metrics to receive an investment grade credit rating for fixed income securities they issue and appear to have the ability to fund their operations and financial obligations for the next three years The Fund may also invest in U.S. dollar-denominated securities of non-U.S. issuers with market capitalizations of $1 billion or greater, including American Depositary Receipts ("ADRs") or similar receipts. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

In constructing the Fund's portfolio, the Advisor selects debt and equity securities that it believes are undervalued or reasonably valued. The Advisor employs a cash flow analysis strategy that analyzes a company's potential cash flow. Using this information, the Advisor derives a cash flow yield on each company's current market price, which is then compared to the Advisor's assessment of the risk of each potential investment in order to seek to assemble a portfolio providing the highest return for a moderate level of risk. The Advisor's investment strategy with respect to all types of investments is linked by a common fundamental absolute value orientation and focuses on building a portfolio of investments based on this projected cash flow yield regardless of the asset class. The Advisor's goal is to seek to provide a consistent, risk-averse and disciplined approach to long-term investing in individual securities with the objectives of seeking superior total returns and providing income. The Advisor also takes into account the following criteria, which are guidelines generally aimed at identifying undervalued or reasonably valued securities:(1) compare the credit, interest rate and liquidity risk of each security with its potential return; (2) focus on high quality companies with cash flows regardless of asset type or class; (3) trade against the direction of the market (i.e., buy on weakness, sell on strength); and (4) maintain indifference to general market scenarios or events.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fixed income securities risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest rate risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. These risks are greater during periods of rising inflation.

Credit risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Absolute value-oriented investment strategies risk. Absolute value investments are those that are believed to be undervalued based on their current market prices. Absolute value investing is subject to the risk that the market will not recognize a security's inherent value for a long time or at all. In addition, during some periods (which may be extensive) value investments generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

High yield ("junk") bond risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Distressed bond risk. The Fund's investment in distressed bonds may involve a high degree of credit risk, price volatility and liquidity risk. These instruments typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund could lose all of its investment.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts ("GDRs"). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign sovereign risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Mortgage-backed securities risk. Mortgage-backed securities represent interests in "pools" of mortgages. Mortgage-backed securities are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.